Variable Interest Entities	6 Months Ended
Sep. 30, 2011
Variable Interest Entities [Abstract]
Variable Interest Entities

14.    VARIABLE INTEREST ENTITIES

In the normal course of its business, the MUFG Group has financial interests and other contractual obligations in various entities which may be deemed to be VIEs such as asset-backed conduits, various investment funds, special purpose entities created for structured financing, repackaged instruments, entities created for the securitization of the MUFG Group's assets, and trust arrangements.

See Note 23 to the consolidated financial statements for the fiscal year ended March 31, 2011 for further information about the MUFG Group's involvements with VIEs.

The following tables present the assets and liabilities of consolidated VIEs recorded on the condensed consolidated balance sheets at March 31, 2011 and September 30, 2011.

Consolidated VIEs	Consolidated assets
At March 31, 2011:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥5,080,030	¥33,432	¥38,418	¥569	¥391,751	¥4,603,010	¥12,850
Investment funds	1,342,526	9,872	20,102	1,113,959	15,637	654	182,302
Special purpose entities created for structured financing	171,509	273	1,524	14,200	2,025	146,287	7,200
Repackaged instruments	46,014	—	—	29,360	—	16,654	—
Securitization of the MUFG Group's assets	2,456,025	—	209	—	—	2,359,936	95,880
Trust arrangements	1,030,902	—	4,778	33	83,609	938,213	4,269
Others	147,657	307	27,058	—	73	85,273	34,946

Total	¥10,274,663	¥43,884	¥92,089	¥1,158,121	¥493,095	¥8,150,027	¥337,447

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
			(in millions)
Asset-backed conduits	¥5,085,180	¥—	¥4,434,957	¥227,120	¥423,103
Investment funds	69,270	—	1,187	17,898	50,185
Special purpose entities created for structured financing	156,387	—	17,077	138,577	733
Repackaged instruments	46,082	—	—	45,680	402
Securitization of the MUFG Group's assets	2,458,876	—	27,400	2,429,956	1,520
Trust arrangements	1,030,686	1,017,160	—	—	13,526
Others	147,008	—	88,683	31,932	26,393

Total	¥8,993,489	¥1,017,160	¥4,569,304	¥2,891,163	¥515,862

Consolidated VIEs	Consolidated assets
At September 30, 2011:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥4,895,868	¥28,174	¥40,895	¥1,281	¥404,276	¥4,413,407	¥7,835
Investment funds	1,302,282	23,788	16,665	1,108,070	14,709	166	138,884
Special purpose entities created for structured financing	172,832	585	1,574	10,593	2,025	147,478	10,577
Repackaged instruments	62,185	—	—	45,525	5,725	10,935	—
Securitization of the MUFG Group's assets	2,304,498	—	230	4,964	—	2,203,790	95,514
Trust arrangements	978,589	—	3,967	664	78,965	891,284	3,709
Others	139,580	246	26,855	—	68	77,927	34,484

Total	¥9,855,834	¥52,793	¥90,186	¥1,171,097	¥505,768	¥7,744,987	¥291,003

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
			(in millions)
Asset-backed conduits	¥4,901,359	¥—	¥4,291,831	¥203,000	¥406,528
Investment funds	39,525	—	1,885	15,392	22,248
Special purpose entities created for structured financing	171,080	—	11,509	158,584	987
Repackaged instruments	62,212	—	—	60,972	1,240
Securitization of the MUFG Group's assets	2,302,580	—	31,783	2,269,518	1,279
Trust arrangements	977,735	971,659	—	—	6,076
Others	138,991	—	80,950	31,751	26,290

Total	¥8,593,482	¥971,659	¥4,417,958	¥2,739,217	¥464,648

The assets and liabilities of consolidated VIEs presented in the table above include intercompany transactions between consolidated VIEs and the MUFG Group, the primary beneficiary. In consolidation, the eliminated amounts of assets were ¥36,244 million of Cash and due from banks, ¥77,083 million of Interest-earning deposits in other banks, ¥858 million of Trading account assets, ¥10 million of Investment securities, ¥993,204 million of Loans and ¥7,701 million of All other assets at March 31, 2011, and ¥44,688 million of Cash and due from banks, ¥79,371 million of Interest-earning deposits in other banks, ¥1,865 million of Trading account assets, ¥9 million of Investment securities, ¥929,029 million of Loans and ¥7,636 million of All other assets at September 30, 2011. The eliminated amounts of liabilities were ¥3,179,780 million of Other short-term borrowings, ¥1,220,590 million of Long-term debt and ¥65,341 million of All other liabilities at March 31, 2011, and ¥2,961,634 million of Other short-term borrowings, ¥1,202,320 million of Long-term debt and ¥46,687 million of All other liabilities at September 30, 2011.

In general, the creditors or beneficial interest holders of consolidated VIEs have recourse only to the assets of those VIEs and do not have recourse to other assets of the MUFG Group, except where the MUFG Group is only contractually required to provide credit enhancement or program-wide liquidity.

The following tables present the total assets of non-consolidated VIEs, the maximum exposure to loss resulting from the MUFG Group's involvement with non-consolidated VIEs, and the assets and liabilities of non-consolidated VIEs recorded on the condensed consolidated balance sheet at March 31, 2011 and September 30, 2011.

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2011:	Assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥4,938,696	¥1,681,550	¥1,161,889	¥596	¥144,946	¥1,016,347	¥—	¥—	¥—
Investment funds	12,787,846	441,844	434,767	132,280	115,281	178,808	8,398	—	—
Special purpose entities created for structured financing	13,503,700	2,183,868	1,854,368	20,313	71,840	1,758,754	3,461	—	—
Repackaged instruments	15,424,831	1,069,179	1,008,013	104,612	561,876	341,525	—	—	—
Trust arrangements	29,908	28,285	27,252	—	—	27,252	—	5,791	5,791
Others	10,456,456	1,319,938	1,051,194	13,348	302,544	735,302	—	1	1

Total	¥57,141,437	¥6,724,664	¥5,537,483	¥271,149	¥1,196,487	¥4,057,988	¥11,859	¥5,792	¥5,792

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At September 30, 2011:	Assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥5,032,630	¥1,704,799	¥1,189,523	¥2,504	¥152,855	¥1,034,164	¥—	¥—	¥—
Investment funds	9,268,469	344,139	334,943	80,931	78,386	166,962	8,664	—	—
Special purpose entities created for structured financing	14,154,230	2,153,008	1,816,153	51,349	70,401	1,691,040	3,363	—	—
Repackaged instruments	12,970,180	1,111,951	1,087,682	115,284	627,599	344,799	—	—	—
Trust arrangements	25,738	26,555	25,573	—	—	25,573	—	5,958	5,958
Others	12,337,891	1,412,158	1,031,612	20,734	302,416	708,462	—	—	—

Total	¥53,789,138	¥6,752,610	¥5,485,486	¥270,802	¥1,231,657	¥3,971,000	¥12,027	¥5,958	¥5,958

Maximum exposure to loss on each type of entity is determined, based on the carrying amount, which approximates the fair value, of any on-balance sheet assets and any off-balance sheet liability held, net of any recourse liabilities. Therefore, the maximum exposure to loss represents the maximum loss the MUFG Group could possibly incur at each balance sheet date and does not reflect the likelihood of such a loss being incurred. The difference between the amount of on-balance sheet assets and the maximum exposure to loss primarily comprises the remaining undrawn commitments.